17. Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Trade and Other Receivables.
Trade and Other Receivables

17.        Trade and other receivables

The trade receivables as of December 31, 2020 and 2019, of €0 and €204, respectively, are all due in the short-term, do not bear interest and are not impaired. Other receivables are all due within the short-term and mainly comprise value-added tax receivables of €1,321 (2019: €453).